Revenues and other income	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenues and other income	Revenues and other income
Accounting policies

Revenue and other income
Revenue is recognized in accordance with IFRS 15.
Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services. An asset is transferred when the customer obtains control of the asset (or service).
Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into license and collaboration agreements with third parties in certain specific fields that have generated or will generate revenue.
Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party e.g.:
•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.
Contingent revenue arising from successful milestones or sales-based royalties are not recognized before the related milestone has been reached or sale has occurred.

Application of IFRS rules to the license, development and commercialization agreement with LianBio

In May 2021, the Company executed a license arrangement with LianBio, pursuant to which LianBio received an exclusive right to develop and commercialize NBTXR3 in China and other east Asian countries. the Company remains responsible for the manufacturing of the licensed products. The Company is not required to transfer manufacturing know-how, unless the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's requirements for licensed products in a given calendar year. Pursuant to the agreement, the parties will collaborate on the development of NBTRX3 and LianBio will participate in global Phase 3 registrational studies, for several indications, by enrolling patients in China.
The Company received in June 2021 a non-refundable upfront payment of $20 million. In addition, the Company may receive up to $205 million potential additional payments upon the achievement of certain development and sales milestones, as well as tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The Company is also entitled to receive payments for development and commercial vials ordered by LianBio and supplied by the Company.
The license to commercialize a product candidate, ongoing transfer of unspecified know-how related to development and commercialization and the supply services (for commercial products) are in the scope of IFRS 15, as they are an output of the Company’s ordinary activities. For IFRS 15 purpose, it was determined that the license is not distinct from the commercial manufacturing services because the customer cannot benefit from the license without the manufacturing services and such services are not available from third party-contract manufacturers. Accordingly, the license and commercial manufacturing services are treated as one single performance obligation which is recognized as manufacturing services are performed. Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized as revenue when manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
The $20 million upfront payment received in June 2021 has been recognized as a Contract Liability and will be recognized as revenue over the term of the arrangement, as manufacturing services (for commercial products) are provided.
The mutualization of development efforts leading to the regulatory marketing approvals are treated as a collaboration arrangement outside of the scope of IFRS 15. If any R&D cost incurred is eligible for partial reimbursement by Lianbio, the corresponding recharge is recognized as Other Income. No such amount has been incurred to date. This includes the supply of products necessary to conduct the clinical trials, R&D cost incurred that are eligible for partial reimbursement by Lianbio, that will be recognized as Other Income. The related income will be recognized respectively when the products will be delivered to Lianbio and when the eligible costs are incurred by LianBio.
Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized to revenue as manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
On May 9, 2022, the Company signed the clinical supply agreement with LianBio as defined in the license, development, and commercialization agreement. This agreement provides for the supply by the Company to LianBio of vials of NBTXR3 and Cetuximab products for clinical trial development activities. For the year ended December 31, 2022, the Company billed the delivery of NBTXR3 and Cetuximab vials to LianBio amounting to €472 thousand, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).

Grants
Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments. Grants are recognized in income as the corresponding expenses are incurred and independently of cash flows received.

Research tax credit
The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).
The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. In case of capitalization of research and development expenses, the portion of research tax credit related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.
Detail of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2022, 2021, and 2020.

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Services	—	5	50
Other sales	—	5	—
Total revenues	—	10	50
Research tax credit	4,091	2,490	1,927
Subsidies	135	126	526
Other	550	21	10
Total other income	4,776	2,637	2,462
Total revenues and other income	4,776	2,647	2,512

Total Revenues
The Company’s revenue of €10 thousand in 2021 and €50 thousand in 2020 was derived mainly from the charging-back of shared external clinical research organization costs in connection with the development support provided by the Company to PharmaEngine as part of the 2014 amendment to the Company’s License and Collaboration Agreement. There was no revenue recognized in 2022.
Research Tax Credit
Research tax credit increased from €1,927 thousand in 2020 to €2,490 thousand in 2021 and to €4,091 thousand in 2022 due mainly to an increase of research and development expenses, and to the inclusion of additional eligible expenses from contract research organizations for clinical trials, mainly related to the 312 study.
Subsidies
In 2020, the Company’s “subsidies” income was mainly derived from €312 thousand French State subsidies provided as part of the ‘‘partial unemployment measure,’’ a national plan allowing companies facing economic challenges during the COVID-19 crisis to receive from the French State approximately 84% of specific employees’ net salary. Besides, “Subsidies” in the other income included €187 thousand recognized as revenue in connection with the Bpifrance Deep Tech Funding granted to Curadigm SAS for the year ended December 31, 2020, €126 thousand for the year ended December 31, 2021, and €130 thousand for the year ended December 31, 2022.
Other
Other income mainly includes income for supply services, provided in connection with the clinical supply agreement signed in May 2022 with LianBio (see Note 4.1), amounting to €474 thousand in 2022. The Company shall supply LianBio with NBTXR3 product for the purpose of the development of licensed products in LianBio’s territory.